Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss) [Line Items]
Share of earnings (losses) in subsidiaries	$ 451,693	$ (3,835,690)	$ 1,796,702
Other-than-temporary impairment	(1,356,618)	(1,121,382)
General and administrative expenses	(881,565)	(722,123)	(290,000)
Non-operating revenue	(587)	113
Net income (loss)	(1,787,077)	(5,679,082)	1,506,702
Foreign currency translation adjustment	175,329	(37,187)	(133,740)
Comprehensive income (loss)	$ (1,611,748)	$ (5,716,269)	$ 1,372,962